Inventories	6 Months Ended
Jun. 30, 2022
Inventory Disclosure [Abstract]
Inventories	4. Inventories: The amounts shown in the consolidated balance sheets are analyzed as follows:
	December 31, 2021	June 30, 2022
Lubricants	$12,522	$14,042
Bunkers	62,555	83,621
Total	$75,077	$97,663